Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 18,341	€ 16,509
Amortization expense	(1,580)	(1,681)	[1]	€ (2,146)	[1]
Other intangible assets, ending balance	21,407	18,341		16,509
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	72,307	71,296		70,726
Acquisitions and other increases	616	818		446
Disposals and other decreases	(502)	(333)		(855)
Currency translation differences	2,818	(3,557)		984
Transfers	0	0		(5)
Changes in scope of consolidation	3,626	4,083
Other intangible assets, ending balance	78,865	72,307		71,296
Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(53,966)	(54,787)		(48,877)
Disposals and other decreases	462	321		697
Currency translation differences	(2,022)	2,649		(687)
Transfers		0		1
Amortization expense	(1,740)	(1,819)		(2,294)
Impairment losses, net of reversals	(192)	(330)		(3,627)
Other intangible assets, ending balance	(57,458)	(53,966)		(54,787)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	6,092	2,334
Other intangible assets, ending balance	7,730	6,092		2,334
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	9,600	5,730		7,422
Acquisitions and other increases	339	654		272
Disposals and other decreases	(313)	(44)		(236)
Currency translation differences	560	(593)		86
Transfers	(784)	(98)		(1,814)
Changes in scope of consolidation	1,805	3,951
Other intangible assets, ending balance	11,207	9,600		5,730
Acquired R&D | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(3,508)	(3,396)		(2,678)
Disposals and other decreases	313	44		158
Currency translation differences	(132)	158		(31)
Transfers		14		2
Amortization expense	0	0		0
Impairment losses, net of reversals	(150)	(328)		(847)
Other intangible assets, ending balance	(3,477)	(3,508)		(3,396)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	11,729	13,639
Other intangible assets, ending balance	13,162	11,729		13,639
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	61,074	63,953		61,800
Acquisitions and other increases	159	58		19
Disposals and other decreases	(173)	(243)		(569)
Currency translation differences	2,234	(2,926)		889
Transfers	791	100		1,814
Changes in scope of consolidation	1,821	132
Other intangible assets, ending balance	65,906	61,074		63,953
Products, trademarks and other rights | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(49,345)	(50,314)		(45,228)
Disposals and other decreases	133	232		488
Currency translation differences	(1,869)	2,460		(648)
Transfers		(14)		(2)
Amortization expense	(1,621)	(1,707)		(2,167)
Impairment losses, net of reversals	(42)	(2)		(2,757)
Other intangible assets, ending balance	(52,744)	(49,345)		(50,314)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	520	536
Other intangible assets, ending balance	515	520		536
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,633	1,613		1,504
Acquisitions and other increases	118	106		155
Disposals and other decreases	(16)	(46)		(50)
Currency translation differences	24	(38)		9
Transfers	(7)	(2)		(5)
Changes in scope of consolidation	0	0
Other intangible assets, ending balance	1,752	1,633		1,613
Software | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,113)	(1,077)		(971)
Disposals and other decreases	16	45		51
Currency translation differences	(21)	31		(8)
Transfers		0		1
Amortization expense	(119)	(112)		(127)
Impairment losses, net of reversals	0	0		(23)
Other intangible assets, ending balance	€ (1,237)	€ (1,113)		€ (1,077)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.